Document and Entity Information	12 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Entity Registrant Name	GelTech Solutions, Inc.
Entity Central Index Key	0001403676
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company